Shareholder Fees - FidelitySeriesGovernmentBondIndexFund-PRO	Oct. 30, 2023 USD ($)
FidelitySeriesGovernmentBondIndexFund-PRO | Fidelity Series Government Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none